Trade and other receivables - Schedule of Components of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 42,883	$ 45,467
Accrued revenues	7,232	5,118
Tax credits receivable	2,932	4,316
Interest receivable	0	39
Other receivables	261	269
Trade and other receivables	$ 53,308	$ 55,209